[USAA                         USAA MUTUAL FUND, INC.
EAGLE                          S&P 500 INDEX FUND
LOGO (R)]                SUPPLEMENT DATED JULY 16, 2004
                            TO THE FUND'S PROSPECTUS
                               DATED MAY 1, 2004


AT ITS JUNE 23, 2004  MEETING,  THE BOARD OF DIRECTORS OF THE S&P 500 INDEX FUND
(FUND) APPROVED AN AMENDED AND RESTATED MULTIPLE CLASS PLAN ALLOWING FOR INVESTORS WHO HOLD SHARES OF THE FUND THROUGH THE USAA STRATEGIC FUND ADVISER PROGRAM TO PARTICIPATE IN REWARD SHARES.

EFFECTIVE IMMEDIATELY, THE FOLLOWING INFORMATION FOUND UNDER MINIMUM INVESTMENTS ON PAGES 22-23 OF THE FUND'S PROSPECTUS HAS BEEN AMENDED TO READ AS FOLLOWS:

     REWARD SHARES - INITIAL PURCHASE

     [ ] $250,000 for new investors; aggregate balance of more than one million dollars held or managed by any USAA company and at least $50,000 in the Fund; $150,000 for existing investors who are eligible to convert Member Shares into Reward Shares; or Fund shares held through the USAA Strategic Fund Adviser program (see HOW TO CONVERT SHARES on page 25).

          Until we verify that you are indeed eligible for Reward Shares, you will hold Member Shares, which will be converted to Reward Shares upon verification.

     REWARD SHARES - ADDITIONAL PURCHASES

     [ ]  $50 per transaction minimum, per account.

     ===========================================================================
     NOTE: Reward Shares are not available to: SIMPLE IRAs, SEP IRAs, KEOGHs, 403(b) custodian accounts, accounts held in pension plans, profit sharing plans, accounts maintained by financial intermediaries, accounts held by corporations (excluding USAA companies), and other accounts receiving special services from IMCO, except for USAA Strategic Fund Adviser program accounts.
     ===========================================================================

EFFECTIVE IMMEDIATELY, THE FOLLOWING INFORMATION FOUND UNDER HOW TO CONVERT SHARES ON PAGE 25 OF THE FUND'S PROSPECTUS HAS BEEN AMENDED TO READ AS FOLLOWS:

     CONVERSION INTO REWARD SHARES

     We will automatically convert Member Shares into Reward Shares if you meet any of the following criteria:

     [ ]  your account balance in the Fund is at least $250,000;

     [ ] you have held shares in the Fund at least three years, your account balance in the Fund is at least $150,000, and you have registered for all available IMCO electronic document delivery through usaa.com; or

     [ ]  you hold Fund shares through the USAA Strategic Fund Adviser program.


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